Note 29 - Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of estimates of possible losses [text block]
	2019	2018

Income tax and social contribution	43,453.0	37,867.4
Value-added and excise taxes	22,226.3	23,891.4
PIS and COFINS	3,066.8	4,386.3
Labor	353.3	353.4
Civil	388.7	4,385.7
Others	1,036.0	1,171.3
	70,524.1	72,055.5